Average Annual Total Returns	12 Months Ended		13 Months Ended	15 Months Ended	16 Months Ended				17 Months Ended				18 Months Ended	19 Months Ended	20 Months Ended	23 Months Ended	24 Months Ended	37 Months Ended
	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	[1],[2]	13.74% [3]	17.57% [4]	18.91%	[5]	17.41%	[6]	23.32%	[2]	17.10%	[7]	16.36% [8]	18.57% [9]	22.06% [10]	20.23% [11]	21.91% [12]	20.57% [1]
YieldMax BABA Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	47.44%								33.56%
Performance Inception Date									Aug. 07, 2024
YieldMax BABA Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	26.49%								13.98%
YieldMax BABA Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	27.42%								17.57%
YieldMax(R) MARA Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(48.32%)		(58.72%)
Performance Inception Date			Dec. 09, 2024
YieldMax(R) MARA Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(48.91%)		(59.16%)
YieldMax(R) MARA Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(28.35%)		(41.44%)
YieldMax(R) PLTR Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	79.52%			127.97%
Performance Inception Date				Oct. 07, 2024
YieldMax(R) PLTR Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	25.68%			65.99%
YieldMax(R) PLTR Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	40.69%			69.72%
YieldMax(R) SMCI Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(13.63%)				(34.15%)
Performance Inception Date					Sep. 11, 2024
YieldMax(R) SMCI Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(23.89%)				(43.20%)
YieldMax(R) SMCI Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(6.01%)				(26.12%)
YieldMax(R) TSM Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	41.03%						36.38%
Performance Inception Date							Aug. 20, 2024
YieldMax(R) TSM Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	19.29%						16.99%
YieldMax(R) TSM Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	21.70%						18.40%
YieldMax(R) Short TSLA Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(14.68%)														(41.15%)
Performance Inception Date															May 01, 2024
YieldMax(R) Short TSLA Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(14.68%)														(43.46%)
YieldMax(R) Short TSLA Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(8.69%)														(29.53%)
YieldMax(R) Short NVDA Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(31.38%)										(34.25%)
Performance Inception Date											Jul. 23, 2024
YieldMax(R) Short NVDA Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(31.38%)										(36.82%)
YieldMax(R) Short NVDA Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(18.58%)										(25.19%)
YieldMax(R) Short COIN Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(24.71%)												(34.37%)
Performance Inception Date													Jul. 09, 2024
YieldMax(R) Short COIN Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(24.71%)												(39.72%)
YieldMax(R) Short COIN Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(14.63%)												(25.82%)
YieldMax(R) Innovation Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	20.17%																	12.00%
Performance Inception Date																		Nov. 22, 2022
YieldMax(R) Innovation Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.37%																	2.50%
YieldMax(R) Innovation Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.22%																	4.83%
YieldMax(R) Gold Miners Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	87.93%													35.98%
Performance Inception Date														May 20, 2024
YieldMax(R) Gold Miners Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	51.87%													16.29%
YieldMax(R) Gold Miners Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	47.07%													17.83%
YieldMax(R) Universe Fund of Option Income ETFs [Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.43%																15.96%
Performance Inception Date																	Jan. 16, 2024
YieldMax(R) Universe Fund of Option Income ETFs [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(5.95%)																4.00%
YieldMax(R) Universe Fund of Option Income ETFs [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.80%																7.72%
YieldMax(R) Magnificent 7 Fund of Option Income ETFs [Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.78%															27.96%
Performance Inception Date																Jan. 29, 2024
YieldMax(R) Magnificent 7 Fund of Option Income ETFs [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.86%															16.22%
YieldMax(R) Magnificent 7 Fund of Option Income ETFs [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.32%															16.09%

[1]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[2]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[3]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[4]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[5]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[6]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[7]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[8]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[9]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[10]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[11]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[12]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.